Document and Entity Information	Sep. 30, 2023
Risk/Return:
Registrant Name	THE CALVERT FUND
Registrant CIK	0000701039
SEC Form	497
Period end date	Sep. 30, 2023
Investment Company Type	N-1A
Document Description	Supplement to Prospectus dated February 1, 2024
Amendment Flag	false